UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Corporation

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: April 30, 2015

Date of reporting period: January 31, 2015

Item 1.	Schedule of Investments

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR
OPPORTUNITY FUND
JANUARY 31, 2015 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 99.5%
	Shares	Value
AEROSPACE/DEFENSE EQUIPMENT — 2.0%
Honeywell International	150,000	$14,664,000

AIR FREIGHT & LOGISTICS — 1.9%
United Parcel Service, Cl B	140,000	13,837,600

AUTOMOBILES — 3.8%
Ford Motor	1,900,000	27,949,000

BANKS — 7.9%
BB&T	600,000	21,174,000
Citizens Financial Group	825,000	19,717,500
Regions Financial	2,000,000	17,400,000

		58,291,500

CHEMICALS — 4.9%
Dow Chemical	345,000	15,580,200
Monsanto	175,000	20,646,500

		36,226,700

COMMUNICATIONS EQUIPMENT — 2.9%
QUALCOMM	340,000	21,236,400

CONSUMER FINANCE — 8.0%
American Express	275,000	22,189,750
Capital One Financial	280,000	20,498,800
Synchrony Financial *	520,000	16,047,200

		58,735,750

FOOD & STAPLES RETAILING — 2.2%
CVS Health	165,000	16,196,400

HEALTH CARE EQUIPMENT & SUPPLIES — 5.7%
Abbott Laboratories	430,000	19,246,800
Baxter International	320,000	22,499,200

		41,746,000

HEALTH CARE PROVIDER & SERVICES — 6.3%
Aetna	175,000	16,068,500
Express Scripts Holding *	190,000	15,334,900
Universal Health Services, Cl B	145,000	14,866,850

		46,270,250

HOTELS, RESTAURANTS & LEISURE — 5.9%
McDonald’s	230,000	21,261,200
MGM Resorts International *	1,125,000	21,915,000

		43,176,200

HOUSEHOLD DURABLES — 2.0%
Sony ADR *	625,000	14,556,250

INSURANCE — 6.5%
ACE Ltd.	135,000	14,574,600

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR
OPPORTUNITY FUND
JANUARY 31, 2015 (Unaudited)

COMMON STOCK — continued
	Shares	Value
INSURANCE — continued
MetLife	375,000	$17,437,500
Willis Group Holdings	365,000	15,804,500

		47,816,600

INTERNET SOFTWARE & SERVICES — 3.5%
Google, Cl A *	48,000	25,802,400

IT SERVICES — 4.3%
Amdocs	315,000	15,176,700
Vantiv, Cl A *	470,000	16,163,300

		31,340,000

LIFE SCIENCES TOOLS & SERVICES — 2.4%
Agilent Technologies	475,000	17,940,750

MACHINERY — 2.0%
Stanley Black & Decker	160,000	14,984,000

MEDIA — 2.0%
Comcast, Cl A	270,000	14,349,150

MULTI-LINE RETAIL — 2.0%
Target	200,000	14,722,000

OIL, GAS & CONSUMABLE FUELS — 5.6%
Anadarko Petroleum	165,000	13,488,750
EOG Resources	148,000	13,176,440
Valero Energy	280,000	14,806,400

		41,471,590

PHARMACEUTICALS — 4.1%
Merck	260,000	15,672,800
Novartis ADR	150,000	14,610,000

		30,282,800

PROFESSIONAL SERVICES — 4.4%
ManpowerGroup	225,000	16,398,000
Nielsen	365,000	15,899,400

		32,297,400

SOFTWARE — 3.3%
Activision Blizzard	1,150,000	24,029,250

TECHNOLOGY HARDWARE STORAGE & PERIPHERALS — 2.9%
EMC	825,000	21,392,250

TELECOMMUNICATION SERVICES — 3.0%
Verizon Communications	475,000	21,712,250

TOTAL COMMON STOCK (Cost $596,469,722)		731,026,490

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR
OPPORTUNITY FUND
JANUARY 31, 2015 (Unaudited)

SHORT-TERM INVESTMENT (A) — 0.6%
	Shares	Value
SEI Daily Income Trust Government Fund, Cl A, 0.020% (Cost $4,769,173)	4,769,173	$4,769,173

TOTAL INVESTMENTS — 100.1% (Cost $601,238,895) †		$735,795,663

Percentages are based on Net Assets of $735,023,013.

*  Non-income producing security.

(A)  The rate reported is the 7-day effective yield as of January 31, 2015.

ADR — American Depositary Receipt

Cl — Class

Ltd. — Limited

As of January 31, 2015, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended January 31, 2015, there were no transfers between Level 1 and Level 2 assets and liabilities. For the period ended January 31, 2015, there were no Level 3 securities.

†	At January 31, 2015, the tax basis cost of the Fund’s investments was $601,238,895, and the unrealized appreciation and depreciation were $148,146,826 and $(13,590,058), respectively.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

CMB-QH-007-1500

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR INTERNATIONAL
EQUITY FUND
JANUARY 31, 2015 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 87.4%
	Shares	Value
FRANCE — 7.6%
Accor	135,100	$6,707,564
AXA	298,000	6,961,249
Societe Generale	145,000	5,814,693
Unibail-Rodamco	23,400	6,581,793

		26,065,299

GERMANY — 11.7%
Bayer	55,000	7,910,875
Daimler	110,000	9,948,483
Deutsche Post	224,000	7,239,402
GEA Group	149,000	6,725,625
Infineon Technologies	724,000	8,102,636

		39,927,021

ISRAEL — 1.8%
Check Point Software Technologies *	81,000	6,250,770

JAPAN — 23.4%
Denso	153,000	6,766,447
Hitachi	970,000	7,323,351
Mitsubishi Estate	302,000	6,074,662
Nippon Telegraph & Telephone ADR	253,000	7,473,620
Otsuka Holdings	198,000	6,124,114
Secom	119,000	6,905,435
Seven & I Holdings	249,000	9,109,215
Sony ADR *	339,000	7,895,310
Sumitomo Mitsui Financial Group ADR	1,282,000	8,640,680
Suntory Beverage & Food	183,000	6,415,628
Toray Industries	891,000	7,587,351

		80,315,813

MEXICO — 1.9%
America Movil ADR, Ser L, Cl L	304,500	6,513,255

NETHERLANDS — 12.1%
Aegon	822,000	5,850,257
Airbus Group	181,000	9,630,486
Heineken	100,000	7,452,608
Koninklijke DSM	112,000	5,932,432
Koninklijke KPN	2,205,000	6,796,151
Koninklijke Philips	211,000	5,810,327

		41,472,261

SPAIN — 3.1%
Banco Bilbao Vizcaya Argentaria ADR	683,000	5,819,160
Repsol ADR	268,000	4,770,400

		10,589,560

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR INTERNATIONAL
EQUITY FUND
JANUARY 31, 2015 (Unaudited)

COMMON STOCK — continued
	Shares	Value
SWITZERLAND — 8.7%
Julius Baer Group	153,000	$6,212,155
Novartis ADR	68,000	6,623,200
Roche Holding	37,600	10,113,479
Syngenta	21,300	6,924,180

		29,873,014

TAIWAN — 1.9%
Taiwan Semiconductor Manufacturing ADR	290,000	6,585,900

UNITED KINGDOM — 15.2%
Barclays	1,939,000	6,790,417
BG Group	353,000	4,694,849
HSBC Holdings ADR	134,000	6,126,480
Sky	737,000	10,248,296
Vodafone Group ADR	290,000	10,187,700
William Hill	1,267,000	7,157,844
WPP	319,000	6,994,999

		52,200,585

TOTAL COMMON STOCK (Cost $304,848,325)		299,793,478

PREFERRED STOCK — 1.9%
GERMANY — 1.9%
Porsche Automobil Holding (Cost $7,339,082)	77,000	6,443,975

SHORT-TERM INVESTMENT (A) — 10.6%
SEI Daily Income Trust Government Fund, Cl A, 0.020% (Cost $36,289,094)	36,289,094	36,289,094

TOTAL INVESTMENTS — 99.9% (Cost $348,476,501) ††		$342,526,547

Percentages are based on Net Assets of $342,857,764.

*  Non-income producing security.

(A)  The rate reported is 7-day effective yield as of January 31, 2015.

ADR — American Depositary Receipt

Cl — Class

Ser — Series

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR INTERNATIONAL
EQUITY FUND
JANUARY 31, 2015 (Unaudited)

The table below sets forth information about the level within the fair value hierarchy at which the Fund’s investments and other financial instruments are measured at January 31, 2015:

Investments in Securities	Level 1	Level 2†	Level 3	Total
Common Stock
France	$—	$26,065,299	$—	$26,065,299
Germany	—	39,927,021	—	39,927,021
Israel	6,250,770	—	—	6,250,770
Japan	24,009,610	56,306,203	—	80,315,813
Mexico	6,513,255	—	—	6,513,255
Netherlands	—	41,472,261	—	41,472,261
Spain	10,589,560	—	—	10,589,560
Switzerland	6,623,200	23,249,814	—	29,873,014
Taiwan	6,585,900	—	—	6,585,900
United Kingdom	16,314,180	35,886,405	—	52,200,585

Total Common Stock	$76,886,475	$222,907,003	$—	$299,793,478
Preferred Stock	—	6,443,975	—	6,443,975
Short-Term Investment	36,289,094	—	—	36,289,094

Total Investments in Securities	$113,175,569	$229,350,978	$—	$342,526,547

†	Of the Level 2 investments presented above, equity investments amounting to $0 were considered Level 2 investments at the beginning of the period. The primary reason for changes in the classification from Level 1 to Level 2 occur when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The Fund’s foreign equity securities may often be valued at an adjusted fair value amount.

For the period ended January 31, 2015, there were no Level 3 securities.

††	At January 31, 2015, the tax basis cost of the Fund’s investments was $348,476,501, and the unrealized appreciation and depreciation were $17,984,541 and $(23,934,495), respectively.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

CMB-QH-008-1500

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR INTERNATIONAL
SMALL CAP FUND
JANUARY 31, 2015 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 93.9%
	Shares	Value
AUSTRIA — 1.4%
Schoeller-Bleckmann Oilfield Equipment	235	$13,881

BERMUDA — 2.0%
GP Investments, Cl B *	9,465	19,042

CHINA — 1.9%
Greatview Aseptic Packaging	40,000	18,231

FRANCE — 14.1%
Eurazeo	285	19,948
Ipsen *	370	18,805
Naturex	345	18,028
Orpea	315	20,449
Saft Groupe	620	19,749
Technicolor *	3,355	20,014
UBISOFT Entertainment *	935	18,743

		135,736

GERMANY — 8.2%
ElringKlinger	580	20,181
Jenoptik	1,640	21,914
STADA Arzneimittel	560	17,340
Wincor Nixdorf	415	18,992

		78,427

HONG KONG — 1.8%
Yingde Gases Group	26,000	17,517

ITALY — 8.6%
Azimut Holding	880	20,486
Moncler	1,450	21,509
Piaggio *	6,825	20,747
Sorin *	8,430	19,537

		82,279

JAPAN — 26.2%
Chiyoda	2,000	15,399
Daibiru	1,800	15,833
FamilyMart	500	21,650
GS Yuasa	4,000	18,046
Horiba	600	19,537
Keihin	1,400	22,309
Kenedix Office Investment	4	23,747
Sapporo Holdings	4,000	16,844
SCREEN Holdings	3,000	17,810
T Hasegawa	1,400	20,216
TOTO	2,000	22,072
Trend Micro ADR *	675	19,082
Ube Industries	13,000	19,464

		252,009

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR INTERNATIONAL
SMALL CAP FUND
JANUARY 31, 2015 (Unaudited)

COMMON STOCK — continued
	Shares	Value
LUXEMBOURG — 1.7%
Adecoagro *	2,090	$16,218

MEXICO — 1.8%
Prologis Property Mexico, Cl REIT	8,890	17,307

NETHERLANDS — 4.0%
Constellium *	1,100	20,251
PostNL *	5,075	18,333

		38,584

SPAIN — 2.0%
Mediaset Espana Comunicacion *	1,600	19,452

SWEDEN — 2.1%
Com Hem Holding *	2,625	20,299

SWITZERLAND — 3.8%
Aryzta	230	17,208
EFG International *	1,755	18,901

		36,109

UNITED KINGDOM — 14.2%
Britvic	1,825	19,259
Countrywide	2,940	20,252
Drax Group	2,090	11,308
ICAP	3,115	21,811
Pace	3,560	17,815
Premier Oil	5,140	11,112
SThree	4,000	20,306
Stock Spirits Group	4,910	14,583

		136,446

TOTAL COMMON STOCK (Cost $935,707)		901,537

SHORT-TERM INVESTMENT (A) — 4.3%
SEI Daily Income Trust Government Fund, Cl A, 0.020% (Cost $40,853)	40,853	40,853

TOTAL INVESTMENTS — 98.1% (Cost $976,560) †		$942,390

Percentages are based on Net Assets of $960,619.

*  Non-income producing security.

(A)  The rate reported is the 7-day effective yield as of January 31, 2015.

ADR — American Depositary Receipt

Cl — Class

REIT — Real Estate Investment Trust

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR INTERNATIONAL
SMALL CAP FUND
JANUARY 31, 2015 (Unaudited)

The table below sets forth information about the level within the fair value hierarchy at which the Fund’s investments and other financial instruments are measured at January 31, 2015:

Investments in Securities	Level 1	Level 2†	Level 3	Total
Common Stock
Austria	$—	$13,881	$—	$13,881
Brazil	19,042	—	—	19,042
China	—	18,231	—	18,231
France	—	135,736	—	135,736
Germany	—	78,427	—	78,427
Hong Kong	—	17,517	—	17,517
Italy	—	82,279	—	82,279
Japan	19,082	232,927	—	252,009
Luxembourg	16,218	—	—	16,218
Mexico	17,307	—	—	17,307
Netherlands	20,251	18,333	—	38,584
Spain	—	19,452	—	19,452
Sweden	—	20,299	—	20,299
Switzerland	—	36,109	—	36,109
United Kingdom	34,889	101,557	—	136,446

Total Common Stock	126,789	774,748	—	901,537
Short-Term Investment	40,853	—	—	40,853

Total Investments in Securities	$167,642	$774,748	$—	$942,390

†	Of the Level 2 investments presented above, equity investments amounting to $0 were considered Level 2 investments at the beginning of the period. The primary reason for changes in the classification from Level 1 to Level 2 occur when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The Fund’s foreign equity securities may often be valued at an adjusted fair value amount.

For the period ended January 31, 2015, there were no Level 3 securities.

††	At January 31, 2015, the tax basis cost of the Fund’s investments was $976,560, and the unrealized appreciation and depreciation were $28,910 and $(63,080), respectively.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

CMB-QH-013-0100

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR
SMALL CAP FUND
JANUARY 31, 2015 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 97.2%
	Shares	Value
AEROSPACE/DEFENSE EQUIPMENT — 3.2%
Exelis	1,546,000	$26,452,060
Triumph Group	187,425	10,694,470

		37,146,530

BANKS — 11.6%
BankUnited	882,000	24,396,120
BBCN Bancorp	1,365,000	17,676,750
Cathay General Bancorp	1,026,000	24,511,140
Home Loan Servicing Solutions	1,495,000	18,029,700
TCF Financial	1,806,000	26,548,200
Umpqua Holdings	1,638,530	25,413,600

		136,575,510

CHEMICALS — 4.3%
Cabot	602,085	25,534,425
Scotts Miracle-Gro, Cl A	403,000	25,562,290

		51,096,715

COMMERCIAL SERVICES & SUPPLIES — 1.5%
Brink’s	766,000	17,166,060

COMMUNICATIONS EQUIPMENT — 3.6%
ADTRAN	834,380	18,448,142
JDS Uniphase *	1,929,000	23,437,350

		41,885,492

CONSUMER FINANCE — 1.3%
Green Dot, Cl A *	1,035,000	15,783,750

DISTRIBUTORS — 1.8%
Beacon Roofing Supply *	878,000	20,799,820

DIVERSIFIED CONSUMER SERVICES — 2.3%
Sotheby’s	638,000	27,146,900

ELECTRICAL EQUIPMENT — 6.3%
EnerSys	448,000	26,154,240
Generac Holdings *	547,000	23,925,780
Regal-Beloit	349,000	24,028,650

		74,108,670

ENERGY EQUIPMENT & SERVICES — 0.5%
Forum Energy Technologies *	415,930	6,426,119

FOOD PRODUCTS — 2.1%
Darling Ingredients *	1,480,000	25,130,400

HEALTH CARE EQUIPMENT & SUPPLIES — 4.1%
Haemonetics *	707,000	27,997,200
Integra LifeSciences Holdings *	363,000	20,226,360

		48,223,560

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR
SMALL CAP FUND
JANUARY 31, 2015 (Unaudited)

COMMON STOCK — continued
	Shares	Value
HEALTH CARE PROVIDER & SERVICES — 4.1%
Magellan Health *	410,000	$24,649,200
WellCare Health Plans *	322,000	23,457,700

		48,106,900

HEALTH CARE TECHNOLOGY — 1.7%
Quality Systems	1,242,000	20,232,180

HOTELS, RESTAURANTS & LEISURE — 2.1%
La Quinta Holdings *	1,201,000	24,416,330

HOUSEHOLD DURABLES — 1.9%
TiVo *	2,140,000	22,384,400

INSURANCE — 3.7%
ProAssurance	559,000	24,802,830
Third Point Reinsurance *	1,376,000	18,204,480

		43,007,310

INTERNET SOFTWARE & SERVICES — 2.0%
Orbitz Worldwide *	2,572,000	23,739,560

IT SERVICES — 3.9%
Cardtronics *	671,000	22,552,310
EVERTEC	1,162,000	23,309,720

		45,862,030

MACHINERY — 1.8%
Actuant, Cl A	933,000	21,561,630

MEDIA — 1.8%
Scholastic	567,000	20,854,260

METALS & MINING — 2.1%
Kaiser Aluminum	360,000	24,951,600

OIL, GAS & CONSUMABLE FUELS — 3.9%
Bonanza Creek Energy *	800,000	20,864,000
Delek US Holdings	814,000	25,111,900

		45,975,900

PHARMACEUTICALS — 0.6%
Medicines *	244,575	7,011,965

SEMI-CONDUCTORS & INSTRUMENTS — 2.1%
Microsemi *	871,000	24,266,060

SOFTWARE — 3.8%
AVG Technologies *	959,000	18,969,020
Mentor Graphics	1,103,000	25,380,030

		44,349,050

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR
SMALL CAP FUND
JANUARY 31, 2015 (Unaudited)

COMMON STOCK — continued
	Shares	Value
SPECIALTY RETAIL — 11.2%
Buckle	462,000	$23,464,980
Express *	1,274,000	16,663,920
Finish Line, Cl A	812,000	19,163,200
Genesco *	360,000	25,722,000
Group 1 Automotive	316,000	25,403,240
Office Depot *	2,850,000	21,660,000

		132,077,340

TECHNOLOGY HARDWARE STORAGE & PERIPHERALS — 2.0%
Diebold	746,000	23,275,200

TELECOMMUNICATION SERVICES — 2.1%
Telephone & Data Systems	1,080,000	25,110,000

TRADING COMPANIES & DISTRIBUTORS — 3.8%
Aircastle	1,270,000	25,476,200
Atlas Air Worldwide Holdings *	426,000	19,255,200

		44,731,400

TOTAL COMMON STOCK (Cost $1,095,283,458)		1,143,402,641

SHORT-TERM INVESTMENT (A) — 4.3%
SEI Daily Income Trust Government Fund, Cl A, 0.020% (Cost $50,315,068)	50,315,068	50,315,068

TOTAL INVESTMENTS — 101.5% (Cost $1,145,598,526) †		$1,193,717,709

Percentages are based on Net Assets of $1,176,610,645.

*  Non-income producing security.

(A)  The rate reported is the 7-day effective yield as of January 31, 2015.

Cl — Class

As of January 31, 2015, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended January 31, 2015 there were no transfers between Level 1 and Level 2 assets and liabilities. For the period ended January 31, 2015, there were no Level 3 securities.

†	At January 31, 2015, the tax basis cost of the Fund’s investments was $1,145,598,526, and the unrealized appreciation and depreciation were $121,457,401 and $(73,338,218), respectively.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

CMB-QH-009-1500

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR AGGRESSIVE
VALUE FUND
JANUARY 31, 2015 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 91.2%
	Shares	Value
AUTOMOBILES — 6.3%
Daimler	30,000	$2,724,533
Ford Motor	400,000	5,884,000

		8,608,533

BANKS — 8.0%
Citizens Financial Group	300,000	7,170,000
Mitsubishi UFJ Financial Group ADR	700,000	3,710,000

		10,880,000

COMMUNICATIONS EQUIPMENT — 6.5%
Pace	775,000	3,892,343
QUALCOMM	80,000	4,996,800

		8,889,143

CONSUMER FINANCE — 3.0%
American Express	50,000	4,034,500

DIVERSIFIED TELECOMMUNICATION SERVICES — 6.4%
Koninklijke KPN	900,000	2,789,871
Nippon Telegraph & Telephone ADR	200,000	5,908,000

		8,697,871

HEALTH CARE EQUIPMENT & SUPPLIES — 4.9%
Abbott Laboratories	150,000	6,714,000

HEALTH CARE TECHNOLOGY — 3.3%
Quality Systems	275,000	4,479,750

HOTELS, RESTAURANTS & LEISURE — 9.8%
MGM Resorts International *	325,000	6,331,000
William Hill	1,250,000	7,079,616

		13,410,616

HOUSEHOLD DURABLES — 6.8%
Sony ADR *	150,000	3,493,500
TiVo *	550,000	5,753,000

		9,246,500

INSURANCE — 1.0%
Aegon	200,000	1,428,000

INTERNET SOFTWARE & SERVICES — 10.3%
Google, Cl A *	15,000	8,063,250
Orbitz Worldwide *	650,000	5,999,500

		14,062,750

IT SERVICES — 3.0%
Sabre	200,000	4,086,000

MEDIA — 4.1%
Sky	400,000	5,575,081

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR AGGRESSIVE
VALUE FUND
JANUARY 31, 2015 (Unaudited)

COMMON STOCK — continued
	Shares/ Contracts	Value
SEMI-CONDUCTORS & INSTRUMENTS — 3.1%
Lattice Semiconductor *	600,000	$4,278,000

SOFTWARE — 10.2%
Activision Blizzard	450,000	9,402,750
AVG Technologies *	225,000	4,450,500

		13,853,250

TECHNOLOGY HARDWARE STORAGE & PERIPHERALS — 1.9%
EMC	100,000	2,593,000

TELECOMMUNICATION SERVICES — 2.6%
Vodafone Group ADR	100,000	3,513,000

TOTAL COMMON STOCK (Cost $119,401,566)		124,349,994

SHORT-TERM INVESTMENT (A) — 0.6%
SEI Daily Income Trust Government Fund, Cl A, 0.020% (Cost $783,871)	783,871	783,871

TOTAL INVESTMENTS — 91.8% (Cost $120,185,437) †		$125,133,865

PURCHASED EQUITY OPTIONS ††(B) — 10.0%
AUTOMOBILES — 2.9%
Daimler Call, Expires: 06/19/15, Strike Price: $30.00 * OTC	350	1,993,748
Ford Motor, Call, Expires: 01/15/16, Strike Price: $10.00 *	4,000	1,940,000

		3,933,748

CONSUMER FINANCE — 0.9%
American Express Call, Expires: 01/20/17, Strike Price: $60.00 *	500	1,200,000

DIVERSIFIED TELECOMMUNICATION SERVICES — 1.4%
Koninklijke KPN Call, Expires: 06/19/15, Strike Price: $2.00 *	23,000	1,946,579

HOUSEHOLD DURABLES — 1.0%
Sony Call, Expires: 01/15/16, Strike Price: $13.00*	1,500	1,410,000

INSURANCE — 1.0%
Aegon Call, Expires: 12/18/2015, Strike Price: $4.00 *	5,000	1,325,931

MEDIA — 1.6%
Sky Call, Expires: 06/17/2016, Strike Price: $5.60 *	400	2,215,314

TECHNOLOGY HARDWARE STORAGE & PERIPHERALS — 1.2%
EMC, Call, Expires: 01/15/16, Strike Price: $18.00 *	2,000	1,600,000

TOTAL PURCHASED EQUITY OPTIONS (Cost $12,332,616)		$13,631,572

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR AGGRESSIVE
VALUE FUND
JANUARY 31, 2015 (Unaudited)

Percentages are based on Net Assets of $136,308,674.

*  Non-income producing security.

(A)  The rate reported is the 7-day effective yield as of January 31, 2015.

(B)  All of the purchased equity options are exchange traded, unless noted otherwise.

ADR — American Depositary Receipt

Cl — Class

ETF — Exchange Traded Fund

LIBOR — London Interbank Offered Rate

OTC — Over The Counter

S&P —Standard & Poor’s

SPDR — Standard & Poor’s Depositary Rate

Equity Swaps held by the Fund at January 31, 2015, were as follows:

Company Reference	Counterparty	Termination Date	Receive/(Pay)	Number of Contracts Long (Short)	Notional Amount	Unrealized Appreciation (Depreciation)
MGM Resorts International Group	Goldman Sachs	07/07/2015	(1 Month LIBOR plus 0.50%)	250,000	$6,354,068	$(1,484,067)
Mitsubishi UFJ Financial Group ADR	Goldman Sachs	12/24/2015	(1 Month LIBOR plus 0.50%)	1,500,000	8,610,000	(660,000)
Morgan Stanley	Goldman Sachs	07/14/2015	1 Month LIBOR plus 0.50%	(200,000)	(6,366,690)	(395,310)
Nippon Telegraph & Telephone ADR	Goldman Sachs	12/24/2015	(1 Month LIBOR plus 0.50%)	50,000	1,372,715	104,285
Nippon Telegraph & Telephone (NTT)	Goldman Sachs	01/04/2016	(1 Month LIBOR plus 0.60%)	50,000	2,709,645	278,479
NTT Docomo	Goldman Sachs	01/04/2016	1 Month LIBOR plus 0.40%	(100,000)	(1,562,670)	(144,221)
Powershares QQQ Trust	Goldman Sachs	11/06/2015	1 Month LIBOR plus 0.50%	(125,000)	(12,299,358)	(338,143)
QUALCOMM	Goldman Sachs	12/10/2015	(1 Month LIBOR plus 0.50%)	100,000	6,823,331	(577,331)
SPDR S&P Semiconductor ETF	Goldman Sachs	12/10/2015	1 Month LIBOR plus 4.30%	(60,000)	(4,311,148)	(452,252)
Vodafone Group ADR	J.P. Morgan	02/08/2016	(1 Month LIBOR plus 0.40%)	50,000	1,688,515	67,985

						$(3,600,575)

For the period ended January 31, 2015, the total notional amount of all open swap agreements, as presented in the table above, is representative of the volume of activity for this derivative type during the period.

The following is a summary of the inputs used as of January 31, 2015 in valuing the Fund’s investments and other financial instruments carried at value:

Assets	Level 1	Level 2	Level 3	Total
Common Stock	$124,349,994	$—	$—	$124,349,994
Short-Term Investment	783,871	—	—	783,871
Purchased Equity Options	13,631,572	—	—	13,631,572
Equity Swaps — Assets‡	—	450,749	—	450,749

Total Assets	$138,765,437	$450,749	$—	$139,216,186

Liabilities	Level 1	Level 2	Level 3	Total
Equity Swaps — Liabilities‡	$—	$4,051,324	$—	$4,051,324

Total Liabilities	$—	$4,051,324	$—	$4,051,324

‡	Equity swaps are valued at the unrealized appreciation (depreciation) on the instruments.

For the period ended January 31, 2015, there were no transfers between Level 1 and Level 2 assets and liabilities. For the period ended January 31, 2015, there were no Level 3 securities.

†	At January 31, 2015, the tax basis cost of the Fund’s investments was $120,185,437, and the unrealized appreciation and depreciation were $10,208,727 and $(5,260,299), respectively.

††	For period ended January 31, 2015, the total amount of all open purchased equity options, as presented in the Schedule of Investments, is representative of the volume of activity for this derivative type during the period.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR AGGRESSIVE
VALUE FUND
JANUARY 31, 2015 (Unaudited)

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

CMB-QH-010-1500

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR GLOBAL
SELECT FUND
JANUARY 31, 2015 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 93.4%
	Shares	Value
AEROSPACE/DEFENSE EQUIPMENT — 1.9%
Airbus Group ADR	2,736	$36,471

AIR FREIGHT & LOGISTICS — 2.1%
Deutsche Post ADR	1,229	39,844

AUTOMOBILES — 4.2%
Daimler	473	42,570
Ford Motor	2,550	37,510

		80,080

BANKS — 10.7%
Banco Bilbao Vizcaya Argentaria ADR	3,490	29,735
Barclays ADR	2,500	35,100
Citizens Financial Group	1,675	40,032
HSBC Holdings ADR	728	33,284
Regions Financial	3,730	32,451
Sumitomo Mitsui Financial Group ADR	4,885	32,925

		203,527

CAPITAL MARKETS — 1.7%
Julius Baer Group Ltd. ADR *	4,048	32,586

CHEMICALS — 5.6%
Huntsman	1,580	34,697
Koninklijke DSM ADR	2,395	31,949
Monsanto	340	40,113

		106,759

COMMERCIAL SERVICES & SUPPLIES — 2.0%
Secom ADR	2,580	37,745

COMMUNICATIONS EQUIPMENT — 1.9%
QUALCOMM	580	36,227

CONSUMER FINANCE — 4.0%
Capital One Financial	463	33,896
Synchrony Financial *	1,397	43,112

		77,008

DIVERSIFIED TELECOMMUNICATION SERVICES — 2.2%
Nippon Telegraph & Telephone ADR	1,400	41,356

FOOD & STAPLES RETAILING — 1.8%
Seven & I Holdings Ltd. ADR	1,859	33,890

FOOD PRODUCTS — 3.4%
Darling Ingredients *	1,665	28,272
Suntory Beverage & Food ADR	2,100	36,771

		65,043

HEALTH CARE PROVIDER & SERVICES — 4.0%
Express Scripts Holding *	505	40,759

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR GLOBAL
SELECT FUND
JANUARY 31, 2015 (Unaudited)

COMMON STOCK — continued
	Shares	Value
HEALTH CARE PROVIDER & SERVICES — continued
Universal Health Services, Cl B	355	$36,398

		77,157

HOTELS, RESTAURANTS & LEISURE — 1.8%
MGM Resorts International *	1,745	33,993

HOUSEHOLD DURABLES — 2.3%
Sony ADR *	1,874	43,645

INDUSTRIAL CONGLOMERATES — 1.7%
Koninklijke Philips	1,191	32,860

INSURANCE — 3.9%
AXA ADR	1,555	36,356
Willis Group Holdings	870	37,671

		74,027

INTERNET SOFTWARE & SERVICES — 1.9%
Google, Cl A *	68	36,553

IT SERVICES — 2.0%
Sabre	1,864	38,081

LIFE SCIENCES TOOLS & SERVICES — 4.0%
Agilent Technologies	939	35,466
PerkinElmer	890	40,682

		76,148

MACHINERY — 2.3%
Stanley Black & Decker	460	43,079

MEDIA — 5.9%
Comcast, Cl A	687	36,511
Sky ADR	644	35,935
WPP ADR	370	40,745

		113,191

MULTI-LINE RETAIL — 2.0%
Target	530	39,013

OIL, GAS & CONSUMABLE FUELS — 4.0%
Anadarko Petroleum	425	34,744
Valero Energy	797	42,145

		76,889

PHARMACEUTICALS — 2.2%
Bayer ADR	296	42,470

REAL ESTATE MANAGEMENT & DEVELOPMENT — 3.8%
Mitsubishi Estate ADR	1,715	34,420
Unibail-Rodamco ADR REIT	1,316	37,118

		71,538

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR GLOBAL
SELECT FUND
JANUARY 31, 2015 (Unaudited)

COMMON STOCK — continued
	Shares	Value
SEMI-CONDUCTORS & INSTRUMENTS — 1.9%
Taiwan Semiconductor Manufacturing ADR	1,634	$37,108

SOFTWARE — 2.3%
Synopsys *	1,003	43,119

TECHNOLOGY HARDWARE STORAGE & PERIPHERALS — 1.8%
EMC	1,303	33,787

TELECOMMUNICATION SERVICES — 4.1%
America Movil ADR, Ser L, Cl L	1,715	36,684
Vodafone Group ADR	1,168	41,032

		77,716

TOTAL COMMON STOCK (Cost $1,652,214)		1,780,910

SHORT-TERM INVESTMENT (A) — 8.5%
SEI Daily Income Trust Government Fund, Cl A, 0.020% (Cost $161,443)	161,443	161,443

TOTAL INVESTMENTS — 101.9% (Cost $1,813,657) †		$1,942,353

Percentages are based on Net Assets of $1,905,532.

*  Non-income producing security.

(A)  The rate reported is the 7-day effective yield as of January 31, 2015.

ADR — American Depositary Receipt

Cl — Class

Ltd. — Limited

REIT — Real Estate Investment Trust

Ser — Series

As of January 31, 2015, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended January 31, 2015, there were no transfers between Level 1 and Level 2 assets and liabilities. For the period ended January 31, 2015, there were no Level 3 securities.

†	At January 31, 2015, the tax basis cost of the Fund’s investments was $1,813,657, and the unrealized appreciation and depreciation were $211,006 and $(82,310), respectively.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

CMB-QH-012-0700

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR
SMID FUND
JANUARY 31, 2015 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 93.0%
	Shares	Value
AEROSPACE/DEFENSE EQUIPMENT — 2.5%
Triumph Group	13,718	$782,749

AIR FREIGHT & LOGISTICS — 2.5%
Expeditors International of Washington	17,536	765,973

BANKS — 9.2%
BankUnited	27,110	749,863
CIT Group	15,827	693,539
Umpqua Holdings	44,271	686,643
Zions Bancorporation	30,210	723,832

		2,853,877

CHEMICALS — 4.8%
Huntsman	30,837	677,181
Scotts Miracle-Gro, Cl A	12,594	798,837

		1,476,018

CONSUMER FINANCE — 1.9%
Navient	29,100	574,434

ELECTRONICS EQUIPMENT — 4.8%
Bruker *	38,881	733,295
Jabil Circuit	35,847	738,807

		1,472,102

FOOD PRODUCTS — 2.3%
Darling Ingredients *	40,981	695,857

HEALTH CARE PROVIDER & SERVICES — 2.7%
Health Net *	15,141	820,188

INSURANCE — 2.4%
Reinsurance Group of America, Cl A	9,125	755,641

INTERNET SOFTWARE & SERVICES — 2.2%
IAC	11,370	693,001

IT SERVICES — 10.6%
Amdocs	15,919	766,978
MAXIMUS	14,881	829,169
Sabre	41,717	852,278
Vantiv, Cl A *	23,899	821,887

		3,270,312

LIFE SCIENCES TOOLS & SERVICES — 2.5%
PerkinElmer	16,904	772,682

MACHINERY — 2.7%
Crane	13,457	820,204

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR
SMID FUND
JANUARY 31, 2015 (Unaudited)

COMMON STOCK — continued
	Shares	Value
MARINE — 2.2%
Kirby *	9,163	$664,226

METALS & MINING — 2.0%
Allegheny Technologies	22,101	630,542

MULTI-LINE RETAIL — 2.6%
Nordstrom	10,558	804,520

OIL, GAS & CONSUMABLE FUELS — 7.9%
Cimarex Energy	7,500	774,000
Tesoro	10,336	844,761
Whiting Petroleum *	27,238	817,685

		2,436,446

PERSONAL PRODUCTS — 2.4%
Coty, Cl A	39,304	747,562

PROFESSIONAL SERVICES — 2.7%
ManpowerGroup	11,488	837,245

REAL ESTATE MANAGEMENT & DEVELOPMENT — 2.7%
Outfront Media REIT	29,505	836,467

SEMI-CONDUCTORS & INSTRUMENTS — 2.7%
Maxim Integrated Products	25,154	832,346

SOFTWARE — 7.1%
Informatica *	17,634	735,073
PTC *	20,743	693,024
Synopsys *	18,143	779,967

		2,208,064

SPECIALTY RETAIL — 2.7%
Urban Outfitters *	24,091	839,812

TEXTILES, APPAREL & LUXURY GOODS — 4.4%
Fossil Group *	6,913	676,091
PVH	6,288	693,315

		1,369,406

TRADING COMPANIES & DISTRIBUTORS — 2.5%
HD Supply Holdings *	26,571	766,042

TOTAL COMMON STOCK (Cost $28,998,401)		28,725,716

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR
SMID FUND
JANUARY 31, 2015 (Unaudited)

SHORT-TERM INVESTMENT (A) — 6.6%
	Shares	Value
SEI Daily Income Trust Government Fund, Cl A, 0.020% (Cost $2,042,834)	2,042,834	$2,042,834

TOTAL INVESTMENTS — 99.6% (Cost $31,041,235) †		$30,768,550

Percentages are based on Net Assets of $30,879,735.

*  Non-income producing security.

(A)  The rate reported is the 7-day effective yield as of January 31, 2015.

Cl — Class

As of January 31, 2015, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended January 31, 2015 there were no transfers between Level 1 and Level 2 assets and liabilities. For the period ended January 31, 2015, there were no Level 3 securities.

†	At January 31, 2015, the tax basis cost of the Fund’s investments was $31,041,235, and the unrealized appreciation and depreciation were $1,544,226 and $(1,816,911), respectively.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

CMB-QH-011-0800

Item 2.	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By	/s/ Michael Beattie
Michael Beattie
President

Date: March 30, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Michael Beattie
Michael Beattie
President

Date: March 30, 2015

By	/s/ Rami Abdel-Rahman
Rami Abdel-Rahman
Treasurer, Controller & CFO

Date: March 30, 2015